Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Schedule of commitments, guarantees and contingent liabilities	Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Guarantees	107,326	112,614
Total Guarantees	107,326	112,614